Financial Instruments - Summary of Foreign Currency Risk from Non-derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		₨ 98,656		₨ 110,523
Cash and cash equivalents		169,793	$ 2,321	144,499		₨ 158,529
Other assets		13,333		14,495
Loans, borrowings and bank overdrafts		(83,332)		(78,042)
Lease liabilities		(21,182)		(19,198)	₨ (15,379)
Currency risk [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		61,582		67,878
Unbilled receivables		14,583		16,579
Contract assets		10,463		11,516
Cash and cash equivalents		20,644		22,767
Other assets		90,681		61,097
Loans, borrowings and bank overdrafts				(36,578)
Lease liabilities		(9,926)		(8,014)
Trade payables, accrued expenses and other liabilities		(35,513)		(39,514)
Net assets/ (liabilities)		152,514		95,731
U.S.Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		33,421		42,329
Unbilled receivables		9,255		11,127
Contract assets		5,111		5,517
Cash and cash equivalents		11,838		13,481
Other assets		73,212		49,835
Loans, borrowings and bank overdrafts				(36,578)
Lease liabilities		(3,800)		(3,393)
Trade payables, accrued expenses and other liabilities		(23,187)		(27,457)
Net assets/ (liabilities)		105,850		54,861
EURO [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		9,094		8,860
Unbilled receivables		1,681		1,030
Contract assets		1,121		1,559
Cash and cash equivalents		1,385		3,978
Other assets		3,981		4,314
Lease liabilities		(2,684)		(2,606)
Trade payables, accrued expenses and other liabilities		(3,569)		(3,419)
Net assets/ (liabilities)		11,009		13,716
Great British Pound [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		9,334		7,735
Unbilled receivables		1,740		2,221
Contract assets		2,755		2,850
Cash and cash equivalents		2,052		1,697
Other assets		9,116		3,283
Lease liabilities		(1,575)		(373)
Trade payables, accrued expenses and other liabilities		(4,370)		(3,718)
Net assets/ (liabilities)		19,052		13,695
Australian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		4,101		3,044
Unbilled receivables		803		784
Contract assets		838		654
Cash and cash equivalents		765		586
Other assets		2		413
Lease liabilities		(202)		(214)
Trade payables, accrued expenses and other liabilities		(1,415)		(1,228)
Net assets/ (liabilities)		4,892		4,039
Canadian Dollar [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables		1,436		1,388
Unbilled receivables		283		291
Contract assets		102		146
Cash and cash equivalents		1,876		1,292
Other assets		891		1,447
Lease liabilities		(117)		(16)
Trade payables, accrued expenses and other liabilities		(350)		(605)
Net assets/ (liabilities)		4,121		3,943
Other currencies [member]
Disclosure of foreign currency exchange risk on financial instruments [line items]
Trade receivables	[1]	4,196		4,522
Unbilled receivables	[1]	821		1,126
Contract assets	[1]	536		790
Cash and cash equivalents	[1]	2,728		1,733
Other assets	[1]	3,479		1,805
Lease liabilities	[1]	(1,548)		(1,412)
Trade payables, accrued expenses and other liabilities	[1]	(2,622)		(3,087)
Net assets/ (liabilities)	[1]	₨ 7,590		₨ 5,477

[1]	Other currencies reflect currencies such as Japanese Yen, Swiss Franc, Saudi Riyal etc.